Morrison Warren Partner	Chapman and Cutler LLP 320 South Canal Street Chicago, IL 60606 T 312.845.3484 warren@chapman.com

October 24, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:          REX ETF Trust
(Registration Nos. 333-283221 and 811-24023

Ladies and Gentlemen:

On behalf of REX ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 24 and under the Investment Company Act of 1940, as amended, Amendment No. 27 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to REX Laddered T-Bill ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison Warren
Morrison Warren

Enclosures